Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jan. 14, 2019	Dec. 20, 2018	Jun. 30, 2018	Jun. 29, 2018	Mar. 06, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 63,482	$ 63,482			$ 59,397
Current portion of borrowings	3,095	3,095
Interest-bearing deposits at call held as security	400	400			400
Security deposit	251	251			$ 250
Remeasurement of borrowing arrangements	752	752
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest-bearing deposits at call held as security	400	400
Security deposit	300	300
Hercules Capital, Inc. | Other Assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Bank guarantee	700	700
Letters of credit	$ 1,200	$ 1,200
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount							$ 75,000
Borrowings, interest rate	9.45%	9.45%		10.45%			9.45%
Remaing available borrowings	$ 25,000	$ 25,000
Borrowings, maturity		March 2022
Current portion of borrowings	3,100	$ 3,100
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Total facility amount			$ 15,000
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 35,000	$ 35,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 35,000
Hercules Capital, Inc. | Tranche Two | Potential Ordinary Share Transactions | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings			$ 15,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings		If there are no net sales of pediatric aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of pediatric aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of pediatric aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Remeasurement of borrowing arrangements		$ 700
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate						15.00%
Borrowings, maturity		July 2026
Total facility amount						$ 40,000
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings						$ 30,000